Statements of Financial Condition (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	10,270,907.385	12,354,601.303
General Partner, Units (in units)	119,837.441	138,656.441